Note 13 - Other Current Liabilities (Details Textual) - USD ($)	Nov. 25, 2024	Nov. 15, 2024	Oct. 29, 2024	Sep. 15, 2024	Jul. 01, 2024	Jan. 18, 2024	Jun. 30, 2025
License Agreement with Philip Morris USA for Aerosolization Technology [Member]
License Agreement, Fee		$ 200,000	$ 200,000	$ 400,000	$ 400,000	$ 100,000
License Agreement with Philip Morris Products for Aerosolization Technology [Member]
License Agreement, Fee	$ 125,000
License Agreement, Accrued Interest							$ 100,000